EGA Emerging Global Shares Trust

EGShares China Mid Cap ETF	EGShares India Energy ETF
EGShares Brazil Mid Cap ETF	EGShares Low Volatility India Dividend ETF
EGShares India Consumer ETF	EGShares Low Volatility Emerging Markets Dividend ETF
EGShares India Financials ETF	EGShares Emerging Markets Food and Agriculture ETF
EGShares India Health Care ETF	EGShares GEMS Composite ETF
EGShares India Industrials ETF	EGShares Technology GEMS ETF
EGShares India Technology ETF	EGShares Basic Materials GEMS ETF
EGShares India Basic Materials ETF	EGShares Health Care GEMS ETF

 (each, a “Fund” and together, the “Funds”)
Supplement dated November 7, 2011
to the Prospectuses and Statements of Additional
Information (“SAI”) for the Funds

The information in this Supplement updates information in, and should be read in conjunction with, each Fund’s Prospectus and SAI as supplemented.

ALPS Advisors, Inc. (the “Adviser”) serves as the investment adviser to each Fund.  On October 31, 2011, DST Systems, Inc. completed its acquisition of ALPS Holdings, Inc., parent company to the Adviser (the “Transaction”).

Under the Investment Company Act of 1940, as amended (the “1940 Act”), completion of the Transaction caused the automatic termination of each Fund’s prior investment advisory agreement with the Adviser. In order for the management of each Fund to continue uninterrupted, the Board of Trustees of each Fund (the “Board”) approved a new investment advisory agreement with the Adviser (the “New Advisory Agreement”), subject to shareholder approval.  At a special meeting of shareholders of the Funds held on September 27, 2011, as adjourned, shareholders of each of the following Funds approved the New Advisory Agreement, which took effect upon the consummation of the Transaction: EGShares GEMS Composite ETF, EGShares Technology GEMS ETF, EGShares Basic Materials GEMS ETF and EGShares Health Care GEMS ETF.

The New Advisory Agreement for each Fund listed below was approved by the sole shareholder of each Fund on July 29, 2011 and took effect upon the consummation of the Transaction.

EGShares China Mid Cap ETF	EGShares India Basic Materials ETF
EGShares Brazil Mid Cap ETF	EGShares India Energy ETF
EGShares India Consumer ETF	EGShares Low Volatility India Dividend ETF
EGShares India Financials ETF	(formerly, EGShares India High Income Low Beta ETF)
EGShares India Health Care ETF	EGShares Low Volatility Emerging Markets Dividend ETF
EGShares India Industrials ETF	(formerly, EGShares Emerging Markets High Income Low Beta ETF)
EGShares India Technology ETF	EGShares Emerging Markets Food and Agriculture ETF

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Please keep this supplement for future reference.